CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payments for acquisition of business, cash acquired	$ 0	$ 0	$ 20,196,362